PROPERTY AND EQUIPMENT, NET - Equipment on operating lease (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
PROPERTY AND EQUIPMENT, NET
Equipment on operating lease	$ 1,154,638	$ 1,103,319
Less: accumulated depreciation	(888,849)	(738,769)
Equipment on operating lease, net	$ 265,789	$ 364,550